Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	Retained Earnings/ (accumulated losses)
Beginning balance at Jun. 30, 2021	$ 581,397	$ 1,163,153	$ 92,855	$ (220)	$ (39,791)	$ 12,969	$ (647,569)
Loss for the period	(69,892)						(69,892)
Other comprehensive income/(loss)	(564)			(48)	(516)
Total comprehensive profit/(loss) for the period	(70,456)			(48)	(516)		(69,892)
Contributions of equity net of transaction costs	1,928	1,928
Transactions with owners in their capacity as owners	1,928	1,928
Tax credited / (debited) to equity	(187)		(187)
Transfer of exercised options	0	228	(228)
Fair value of share-based payments	4,445		4,445
Increase (decrease) in equity	4,258	228	4,030			0
Ending balance at Mar. 31, 2022	517,127	1,165,309	96,885	(268)	(40,307)	12,969	(717,461)
Beginning balance at Jun. 30, 2021	581,397	1,163,153	92,855	(220)	(39,791)	12,969	(647,569)
Ending balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Beginning balance at Dec. 31, 2021	535,509	1,163,586	95,041	46	(39,974)	12,969	(696,159)
Loss for the period	(21,302)						(21,302)
Other comprehensive income/(loss)	(647)			(314)	(333)
Total comprehensive profit/(loss) for the period	(21,949)			(314)	(333)		(21,302)
Contributions of equity net of transaction costs	1,723	1,723
Transactions with owners in their capacity as owners	1,723	1,723
Tax credited / (debited) to equity	(45)		(45)
Transfer of exercised options		0	0
Fair value of share-based payments	1,889		1,889
Increase (decrease) in equity	1,844	0	1,844			0
Ending balance at Mar. 31, 2022	517,127	1,165,309	96,885	(268)	(40,307)	12,969	(717,461)
Beginning balance at Jun. 30, 2022	497,044	1,165,309	97,924	(542)	(39,700)	12,969	(738,916)
Loss for the period	(59,970)						(59,970)
Other comprehensive income/(loss)	527			275	252
Total comprehensive profit/(loss) for the period	(59,443)			275	252		(59,970)
Contributions of equity net of transaction costs	42,191	42,191
Transactions with owners in their capacity as owners	42,191	42,191
Tax credited / (debited) to equity	(172)		(172)
Transfer of exercised options		0	0
Fair value of share-based payments	2,548		2,548
Increase (decrease) in equity	2,376	0	2,376
Ending balance at Mar. 31, 2023	482,168	1,207,500	100,300	(267)	(39,448)	12,969	(798,886)
Beginning balance at Dec. 31, 2022	500,002	1,207,714	99,555	(350)	(39,600)	12,969	(780,286)
Loss for the period	(18,600)						(18,600)
Other comprehensive income/(loss)	235			83	152
Total comprehensive profit/(loss) for the period	(18,365)			83	152		(18,600)
Contributions of equity net of transaction costs	(214)	(214)
Transactions with owners in their capacity as owners	(214)	(214)
Tax credited / (debited) to equity	(46)		(46)
Fair value of share-based payments	791		791
Increase (decrease) in equity	745		745
Ending balance at Mar. 31, 2023	$ 482,168	$ 1,207,500	$ 100,300	$ (267)	$ (39,448)	$ 12,969	$ (798,886)